Cover	Oct. 17, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 17, 2022
Entity File Number	001-40909
Entity Registrant Name	SANABY HEALTH ACQUISITION CORP. I
Entity Central Index Key	0001856689
Entity Tax Identification Number	86-3158278
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2625 Middlefield Road #990
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94306
City Area Code	415
Local Phone Number	580-1810
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-half of one Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-half of one Redeemable Warrant
Trading Symbol	SANBU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of Class A common stock, par value $0.0001 per share
Trading Symbol	SANB
Security Exchange Name	NASDAQ
Redeemable Warrants, each exercisable for one share of Class A common stock for $11.50 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each exercisable for one share of Class A common stock for $11.50 per share
Trading Symbol	SANBW
Security Exchange Name	NASDAQ